Segment Information - Information by Segment on Current Cost of Supplies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Revenue	$ 305,179	$ 233,591	$ 264,960
Interest and other income	2,466	2,897	3,669
Interest expense	4,042	3,203	1,888
CCS Earnings [Member]
Disclosure of operating segments [Line Items]
CCS earnings	12,471	3,692	4,155
Share of profit/(loss) of joint ventures and associates	61	145	(323)
Taxation charge/(credit)	349	344	(646)
Reportable Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	305,179	233,591	264,960
Interest and other income	2,466	2,897	3,669
Depreciation, depletion and amortisation charge, of which:	26,223	24,993	26,714
Impairment losses	4,805	1,940	9,329
Impairment reversals	615	38	3
Interest expense	4,042	3,203	1,888
Taxation charge/(credit)	4,346	485	493
Reportable Segments [Member] | CCS Earnings [Member]
Disclosure of operating segments [Line Items]
CCS earnings	12,471	3,692	4,155
Share of profit/(loss) of joint ventures and associates	4,164	3,400	3,850
Operating Segments [Member] | Integrated Gas [Member]
Disclosure of operating segments [Line Items]
Revenue	32,674	25,282	21,741
Interest and other income	687	765	537
Depreciation, depletion and amortisation charge, of which:	4,965	4,509	2,597
Impairment losses	302	72	210
Impairment reversals	10
Interest expense	248	247	106
Taxation charge/(credit)	790	1,254	937
Operating Segments [Member] | Integrated Gas [Member] | CCS Earnings [Member]
Disclosure of operating segments [Line Items]
CCS earnings	5,078	2,529	3,170
Share of profit/(loss) of joint ventures and associates	1,714	1,116	1,471
Operating Segments [Member] | Upstream [Member]
Disclosure of operating segments [Line Items]
Revenue	7,723	6,412	6,739
Interest and other income	1,188	839	1,819
Depreciation, depletion and amortisation charge, of which:	17,303	16,779	20,404
Impairment losses	4,118	1,274	8,536
Impairment reversals	605
Interest expense	744	852	775
Taxation charge/(credit)	2,409	(938)	(927)
Operating Segments [Member] | Upstream [Member] | CCS Earnings [Member]
Disclosure of operating segments [Line Items]
CCS earnings	1,551	(3,674)	(8,833)
Share of profit/(loss) of joint ventures and associates	623	222	491
Operating Segments [Member] | Downstream [Member]
Disclosure of operating segments [Line Items]
Revenue	264,731	201,823	236,384
Interest and other income	154	851	1,156
Depreciation, depletion and amortisation charge, of which:	3,877	3,681	3,667
Impairment losses	385	588	556
Impairment reversals		38	3
Interest expense	109	91	51
Taxation charge/(credit)	1,783	1,008	1,639
Operating Segments [Member] | Downstream [Member] | CCS Earnings [Member]
Disclosure of operating segments [Line Items]
CCS earnings	8,258	6,588	10,243
Share of profit/(loss) of joint ventures and associates	1,956	2,244	2,215
Operating Segments [Member] | Corporate [Member]
Disclosure of operating segments [Line Items]
Revenue	51	74	96
Interest and other income	437	442	157
Depreciation, depletion and amortisation charge, of which:	78	24	46
Impairment losses		6	27
Interest expense	2,941	2,013	956
Taxation charge/(credit)	(636)	(839)	(1,156)
Operating Segments [Member] | Corporate [Member] | CCS Earnings [Member]
Disclosure of operating segments [Line Items]
CCS earnings	(2,416)	(1,751)	(425)
Share of profit/(loss) of joint ventures and associates	(129)	(182)	(327)
Intersegment Elimination | Integrated Gas [Member]
Disclosure of operating segments [Line Items]
Revenue	3,978	3,908	4,248
Intersegment Elimination | Upstream [Member]
Disclosure of operating segments [Line Items]
Revenue	32,469	26,524	26,824
Intersegment Elimination | Downstream [Member]
Disclosure of operating segments [Line Items]
Revenue	$ 4,248	$ 1,727	$ 1,362